INVESTMENTS IN ASSOCIATES - Summarized Financial Information of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current assets	$ 309,099	$ 271,661
Non-current assets	72,596	68,199
Current liabilities	(131,822)	(108,022)
Non-current liabilities	(12,921)	(16,473)
Equity	236,952	215,365	$ 214,621	$ 211,428
Carrying amount of the investment	875	807	810
Revenue	489,679	472,672	425,772
Profit for the year	5,214	6,568	302
Share of loss of associates	(2)	(2)	$ (2)
Siam Pacific Holding Company Limited (“SPHC”)
Disclosure of associates [line items]
Current assets	0	4
Non-current assets	1,993	1,834
Current liabilities	(2)	(3)
Non-current liabilities	(205)	(189)
Equity	$ 1,786	$ 1,646
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 875	$ 810
Revenue	0	0	$ 0
Profit for the year	(3)	(5)	(4)
Share of loss of associates	$ (2)	$ (2)	$ (2)